Provisions and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	$ 40,317	$ 38,075	$ 29,862
Deferred income	447	1,452	3,484
Other	1,813	6,757	9,163
Total	42,577	46,284	$ 42,509
Addition to provision [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	462	5,943
Deferred income	0	0
Other	1,039	2,220
Total	1,501	8,163
Recovery of abandonments costs [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(4,817)
Deferred income	0
Other	(1,099)
Total	(5,916)
Exchange difference [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	1,823	134
Deferred income	0	0
Other	(46)	1,154
Total	1,777	1,288
Foreign currency translation [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(1,648)	(134)
Deferred income	0	0
Other	0	0
Total	(1,648)	(134)
Amortization [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	0	0
Deferred income	(1,005)	(657)
Other	0	0
Total	(1,005)	(657)
Unwinding of discount [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	3,250	2,607
Deferred income	0	0
Other	173	172
Total	3,423	2,779
Unused Amounts Reversed [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	0	0
Deferred income	0	0
Other	(2,093)	(2,535)
Total	(2,093)	(2,535)
Amounts Used during The Year [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(750)	(337)
Deferred income	0	(1,375)
Other	(124)	(3,417)
Total	(874)	$ (5,129)
Acquisitions [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	9,738
Deferred income	0
Other	0
Total	9,738
Liabilities associated with assets held for sale [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(5,816)
Deferred income	0
Other	(2,794)
Total	$ (8,610)